Long Term Debt - Related Parties (Details Narrative) - USD ($)	1 Months Ended			12 Months Ended
	Oct. 31, 2019	Feb. 28, 2019	Oct. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2018
Debt instrument maturity date				May 31, 2019
Long term debt related party				$ 222,552	$ 300,000	$ 522,552
Subsequent Event [Member]
Debt instrument conversion amount	$ 175,000
Debt instrument conversion shares	350,000	423,966
Related Party Promissory Note [Member] | Community Specialty Pharmacy, LLC [Member] | Nikul Panchal [Member]
Proceeds from issuance of promissory note			$ 300,000
Interest rate			10.00%
Debt instrument maturity date			Oct. 31, 2021
Related Party Promissory Note [Member] | Community Specialty Pharmacy, LLC [Member] | Nikul Panchal [Member] | Subsequent Event [Member]
Debt instrument conversion amount	$ 75,000
Debt instrument conversion shares	150,000